John Hancock Lifecycle 2010 Portfolio
John Hancock Lifecycle 2015 Portfolio
John Hancock Lifecycle 2020 Portfolio
John Hancock Lifecycle 2025 Portfolio
John Hancock Lifecycle 2030 Portfolio
John Hancock Lifecycle 2035 Portfolio
John Hancock Lifecycle 2040 Portfolio
John Hancock Lifecycle 2045 Portfolio

Supplement dated 7-15-09 to the current Class A, B and C shares and R share classes Prospectuses

Effective as of the close of business on July 31, 2009, as detailed in the following table, certain share classes of the funds will be closed to new investors, except as provided below .

Fund	Closing Share Class
Lifecycle 2010 Portfolio	B, C, R, R2
Lifecycle 2015 Portfolio	B, C, R, R2
Lifecycle 2020 Portfolio	B, C, R, R2
Lifecycle 2025 Portfolio	B, C, R, R2
Lifecycle 2030 Portfolio	B, C, R, R2
Lifecycle 2035 Portfolio	B, C, R, R2
Lifecycle 2040 Portfolio	B, C, R, R2
Lifecycle 2045 Portfolio	B, C, R, R2

Shareholders of these share classes on July 31, 2009 may continue to add to any positions in these share classes existing on that date.  Investors who did not own these share classes on July 31, 2009 , generally will not be allowed to buy additional shares of these classes, except that new positions in these share classes may be opened by:

1.   Participants in most group employer retirement plans (and their successor plans) if these share classes had been made available (or were in the process of being made available ) as investment options under the plans (or under another plan sponsored by the same employer) on or prior to July 31, 2009 ; and

2.   Investors holding accounts in the same share classes of other John Hancock mutual funds who exchange such shares for the corresponding closing share classes of the funds after July 31, 2009.

These restrictions generally will apply to investments made directly with John Hancock and investments made through intermediaries.  Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Other share classes of the funds will continue to be made available to all current and eligible prospective investors.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Lifestyle Aggressive Portfolio
John Hancock Lifestyle Balanced Portfolio
John Hancock Lifestyle Conservative Portfolio
John Hancock Lifestyle Growth Portfolio
John Hancock Lifestyle Moderate Portfolio

Supplement dated 7-15-09 to the current R share classes Prospectus

Effective as of the close of business on July 31, 2009, as detailed in the following table, certain share classes of the funds will be closed to new investors, except as provided below.

Fund	Closing Share Class
Lifestyle Aggressive Portfolio	R, R2
Lifestyle Balanced Portfolio	R, R2
Lifestyle Conservative Portfolio	R, R2
Lifestyle Growth Portfolio	R, R2
Lifestyle Moderate Portfolio	R, R2

Shareholders of these share classes on July 31, 2009 may continue to add to any positions in these share classes existing on that date.  Investors who did not own these share classes on July 31, 2009, generally will not be allowed to buy additional shares of these classes, except that new positions in these share classes may be opened by:

1.   Participants in most group employer retirement plans (and their successor plans) if these share classes had been made available (or were in the process of being made available) as investment options under the plans (or under another plan sponsored by the same employer) on or prior to July 31, 2009; and

2.   Investors holding accounts in the same share classes of other John Hancock mutual funds who exchange such shares for the corresponding closing share classes of the funds after July 31, 2009.

These restrictions generally will apply to investments made directly with John Hancock and investments made through intermediaries.  Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Other share classes of the funds will continue to be made available to all current and eligible prospective investors.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.